OTHER ASSETS	12 Months Ended
Dec. 31, 2022
Other Assets [abstract]
OTHER ASSETS

9.   OTHER NON-CURRENT ASSETS

As at	Note	December 31, 2022	December 31, 2021
Ore stockpiles	6	$43,439	$20,398
Value added tax recoverable		3,642	3,426
Income tax recoverable		1,137	1,087
Other long-term assets		3,705	1,519
Total other non-current assets		$51,923	$26,430